Fair value of financial instruments - Summary of Quantitative Information About Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Parenthetical) (Detail) - Level 3 [member]
$ / shares in Units, $ in Millions
	Oct. 31, 2024 CAD ($) $ / shares	Oct. 31, 2023 CAD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value inputs application on par value | $ / shares	$ 100
Prices of debt securities [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input, assets	105
Discounted cash flow [member] | Liquidity discounts [member] | Private equities hedge fund investments and related equity derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value of securities with liquidity discount inputs | $	$ 541	$ 483